Related party transactions (Details Narrative) - USD ($) $ in Thousands		1 Months Ended
	Apr. 25, 2024	Apr. 30, 2024	Mar. 31, 2024	Apr. 30, 2023
Board [Member]
IfrsStatementLineItems [Line Items]
Compensation of employees	$ 8,600	$ 43,210	$ 44,990	$ 8,900